[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

                 [PHOTO of      As the end of the six-month reporting period
             Robert H. Graham,  arrived, the U.S. economy had begun to show
              Chairman of The   signs of recovery from the recession of 2001.
LETTER       Board of The Fund  But over the last six months, economic weakness,
TO OUR         APPEARS HERE]    falling interest rates and the terrorist attacks
SHAREHOLDERS                    of September 11 all affected your investment.
                                The deteriorating economy spurred the U.S.
                Federal Reserve Board to slash short-term interest rates 11 times during 2001. The overnight rate began the six-month reporting period at 3.75% and was reduced to 1.75% at the close of the period. This is the lowest short-term rate since 1961. Also, the National Bureau of Economic Research announced the U.S. economy was in a recession, unemployment rose to 5.8% by December, with layoffs reaching nearly 2 million during 2001, and stocks sank throughout the calendar year with all major indexes lower for the second consecutive year.

                YOUR INVESTMENT PORTFOLIO

                As of February 28, 2002, the performance of the portfolio's Reserve Class remained competitive. The average monthly yield was 1.06%, and the seven-day yield was 1.04%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. (Had the advisor and the distributor not waived fees during the reporting period, performance would have been lower.) The weighted average maturity (WAM) remained in the 33- to 52-day range; at the close of the reporting period the WAM was 43 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Reserve Class stood at $189.05 million at the close of the reporting period.

                   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

                   The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

                        IN CONCLUSION

                        As the reporting period ended, signs of an economic recovery were evident. Gross domestic product rose at a surprisingly strong 1.7% annual rate during the fourth quarter of 2001. In January 2002, unemployment fell to 5.6%, manufacturing increased for the third consecutive month after an 18-month slump, and retail sales rose 1.2% after a 0.7% gain in December. These trends, coupled with a strong housing market, low energy prices, the absence of inflation and generally positive news from the battlefields of Afghanistan gave strength to the position of many economists that an economic recovery will take hold during 2002.

                           We are pleased to send you this report on your
                        investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

                        Respectfully submitted,

                        /s/ ROBERT H. GRAHAM
                        Robert H. Graham
                        Chairman

SCHEDULE OF INVESTMENTS
February 28, 2002
(Unaudited)

                                                   PAR
                                    MATURITY      (000)      VALUE
U.S. TREASURY SECURITIES - 29.47%

U.S. TREASURY BILLS - 14.13%(a)

 3.08%                             03/07/2002 $   50,000 $   49,974,333
-----------------------------------------------------------------------
 3.20%                             03/07/2002    100,000     99,946,750
-----------------------------------------------------------------------
 2.48%                             03/14/2002    100,000     99,910,625
-----------------------------------------------------------------------
 2.50%                             03/14/2002     50,000     49,954,861
-----------------------------------------------------------------------
 2.53%                             03/14/2002     50,000     49,954,410
-----------------------------------------------------------------------
 2.56%                             03/14/2002     50,000     49,953,778
-----------------------------------------------------------------------
 1.73%                             03/21/2002    100,000     99,903,889
-----------------------------------------------------------------------
 1.94%                             03/21/2002    100,000     99,892,500
-----------------------------------------------------------------------
 2.17%                             04/04/2002     50,000     49,897,764
-----------------------------------------------------------------------
 1.94%                             05/16/2002     50,000     49,795,750
-----------------------------------------------------------------------
 1.79%                             06/13/2002    150,000    149,225,056
-----------------------------------------------------------------------
 1.79%                             06/27/2002    100,000     99,413,278
-----------------------------------------------------------------------
 1.73%                             07/25/2002     50,000     49,649,194
-----------------------------------------------------------------------
 1.81%                             08/01/2002     50,000     49,616,437
-----------------------------------------------------------------------
 1.85%                             08/01/2002    100,000     99,215,875
-----------------------------------------------------------------------
 1.86%                             08/08/2002     75,000     74,381,500
=======================================================================
                                                          1,220,686,000
=======================================================================

U.S. TREASURY NOTES - 14.77%

 6.63%                               04/30/02     50,000     50,346,137
-----------------------------------------------------------------------
 6.63%                               05/31/02     50,000     50,392,607
-----------------------------------------------------------------------
 6.25%                               06/30/02    100,000    101,323,577
-----------------------------------------------------------------------
 6.38%                               06/30/02     50,000     50,441,560
-----------------------------------------------------------------------
 6.25%                               07/31/02    150,000    152,731,448
-----------------------------------------------------------------------
 6.38%                               08/15/02     50,000     50,662,394
-----------------------------------------------------------------------
 6.13%                               08/31/02    100,000    101,788,099
-----------------------------------------------------------------------
 6.00%                               09/30/02    250,000    255,809,371
-----------------------------------------------------------------------
 5.75%                               10/31/02    150,000    153,727,269
-----------------------------------------------------------------------
 5.75%                               11/30/02    200,000    205,287,231
-----------------------------------------------------------------------
 5.63%                               12/31/02     50,000     51,477,875
-----------------------------------------------------------------------
 6.25%                               02/15/03     50,000     51,912,400
=======================================================================
                                                          1,275,899,968
=======================================================================

                                                       PAR
                                           MATURITY   (000)        VALUE

U.S. TREASURY STRIPS - 0.57%(b)

 2.19%                                     02/15/03     50,000 $   48,931,392
=============================================================================
Total U.S. Treasury Securities (Cost $2,545,517,360)            2,545,517,360
=============================================================================
Total Investments (excluding Repurchase Agreements)             2,545,517,360
=============================================================================

REPURCHASE AGREEMENTS - 70.44%(c)

Bank of Nova Scotia (Canada)(d)
 1.88%                                     03/01/02 $  250,000    250,000,000
-----------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)(e)
 1.89%                                     03/01/02    750,000    750,000,000
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc.(f)
 1.88%                                           --    150,000    150,000,000
-----------------------------------------------------------------------------
BNP Paribas Investment Services, LLC
 (France)(g)
 1.88%                                     03/01/02    750,000    750,000,000
-----------------------------------------------------------------------------
CIBC World Markets Corp. (Canada)(h)
 1.88%                                     03/01/02    150,000    150,000,000
-----------------------------------------------------------------------------
Credit Suisse First Boston Corp.
 (Switzerland)(i)
 1.88%                                     03/01/02    250,000    250,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
 1.88%(j)                                        --    500,000    500,000,000
-----------------------------------------------------------------------------
 1.88%(k)                                  03/01/02    600,000    600,000,000
-----------------------------------------------------------------------------
Dresdner Kleinwort Wasserstein Securities
 LCC (United Kingdom)(l)
 1.87%                                     03/01/02    300,000    300,000,000
-----------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.(m)
 2.21%                                     04/05/02    250,000    250,000,000
-----------------------------------------------------------------------------
Salomon Smith Barney Inc.(n)
 1.88%                                     03/01/02    250,000    250,000,000
-----------------------------------------------------------------------------
UBS Warburg LLC (Switzerland)
 1.88%(o)                                  03/01/02  1,060,260  1,060,259,921
-----------------------------------------------------------------------------
 1.58%(p)                                  05/16/02    200,000    200,000,000
-----------------------------------------------------------------------------
 1.60%(q)                                  07/15/02    150,000    150,000,000
-----------------------------------------------------------------------------
 1.87%(r)                                  08/12/02    175,000    175,000,000
-----------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 (Germany)(s)
 1.88%                                     03/01/02    300,000    300,000,000
=============================================================================
Total Repurchase Agreements (Cost $6,085,259,921)               6,085,259,921
=============================================================================
TOTAL INVESTMENTS - 99.91% (COST $8,630,777,281)(T)             8,630,777,281
=============================================================================
OTHER ASSETS LESS LIABILITIES - 0.09%                               8,077,859
=============================================================================
NET ASSETS - 100.00%                                           $8,638,855,140
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

STRIPS   Separately Traded Registered Interest and Principal Security

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Repurchase agreement entered into 02/28/02 with a maturing value of $250,013,056. Collateralized by $238,984,000 U.S. Treasury obligations, 0% to 11.25% due 03/14/02 to 04/15/29 with an aggregate market value at 02/28/02 of $255,000,596.
(e) Repurchase agreement entered into 02/28/02 with a maturing value of $750,039,375. Collateralized by $740,398,000 U.S. Treasury obligations, 3.38% to 3.88% due 01/15/09 to 01/15/12 with an aggregate market value at 02/28/02 of $765,000,180.
(f) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $324,516,000 U.S. Treasury obligations, 0% to 11.25% due 05/15/04 to 11/15/27 with an aggregate market value at 02/28/02 of $153,824,748.
(g) Repurchase agreement entered into 02/28/02 with a maturing value of $750,039,167. Collateralized by $714,756,000 U.S. Treasury obligations, 0% to 13.25% due 03/14/02 to 04/15/32 with an aggregate market value at 02/28/02 of $765,000,310.
(h) Repurchase agreement entered into 02/28/02 with a maturing value of $150,007,833. Collateralized by $142,443,000 U.S. Treasury obligations, 0% to 7.88% due 05/23/02 to 11/15/27 with an aggregate market value at 02/28/02 of $153,010,380.
(i) Repurchase agreement entered into 02/28/02 with a maturing value of $250,013,056. Collateralized by $228,930,000 U.S. Treasury obligations, 6.50% due 02/15/10 with a market value at 02/28/02 of $255,003,805.
(j) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $453,640,000 U.S. Treasury obligations, 3.00% to 8.88% due 06/30/02 to 02/15/19 with an aggregate market value at 02/28/02 of $510,000,906.
(k) Repurchase agreement entered into 02/28/02 with a maturing value of $600,031,333. Collateralized by $542,495,000 U.S. Treasury obligations, 0% to 13.25% due 03/07/02 to 08/15/29 with an aggregate market value at 02/28/02 of $612,000,801.
(l) Repurchase agreement entered into 02/28/02 with a maturing value of $300,015,583. Collateralized by $297,011,000 U.S. Treasury obligations, 2.75% to 7.88% due 05/31/02 to 02/15/07 with an aggregate market value at 02/28/02 of $306,004,933.
(m) Term repurchase agreement entered into 10/04/01. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $244,310,000 U.S. Treasury obligations, 6.25% to 6.75% due 02/15/03 and 05/15/05 with an aggregate market value at 02/28/02 of $255,001,795.
(n) Repurchase agreement entered into 02/28/02 with a maturing value of $250,013,056. Collateralized by $251,090,000 U.S. Treasury obligations, 0% to 5.75% due 08/01/02 to 02/15/11 with an aggregate market value at 02/28/02 of $255,668,482.
(o) Joint repurchase agreement entered into 02/28/02 with a maturing value of $1,250,065,278. Collateralized by $2,348,007,000 U.S. Treasury
      obligations, 0% to 9.00% due 03/21/02 to 08/15/26 with an aggregate market value at 02/28/02 of $1,275,005,779.
(p) Term repurchase agreement entered into 01/15/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $204,635,000 U.S. Treasury obligations, 0% due 05/02/02 with a market value at 02/28/02 of $204,002,685.
(q) Term repurchase agreement entered into 01/14/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $150,381,000 U.S. Treasury obligations, 0% to 3.38% due 05/02/02 and 04/15/32 with an aggregate market value at 02/28/02 of $153,004,553.
(r) Term repurchase agreement entered into 02/13/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $178,755,000 U.S. Treasury obligations, 0% due 03/28/02 with a market value at 02/28/02 of $178,501,175.
(s) Repurchase agreement entered into 02/28/02 with a maturing value of $300,015,667. Collateralized by $306,032,000 U.S. Treasury obligations, 0% to 3.00% due 03/14/02 to 02/29/04 with an aggregate market value at 02/28/02 of $306,000,071.
(t)   Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                             $2,545,517,360
----------------------------------------------------------------------------
Repurchase agreements                                          6,085,259,921
----------------------------------------------------------------------------
Interest receivable                                               20,355,504
----------------------------------------------------------------------------
Investment for deferred compensation plan                            158,598
----------------------------------------------------------------------------
Other assets                                                          70,668
============================================================================
  Total assets                                                 8,651,362,051
============================================================================

LIABILITIES:

Payables for:
 Dividends                                                        11,091,896
----------------------------------------------------------------------------
 Deferred compensation plan                                          158,598
----------------------------------------------------------------------------
Accrued distribution fees                                            592,151
----------------------------------------------------------------------------
Accrued trustees' fees                                                 5,712
----------------------------------------------------------------------------
Accrued transfer agent fees                                          198,499
----------------------------------------------------------------------------
Accrued operating expenses                                           460,055
============================================================================
  Total liabilities                                               12,506,911
============================================================================
Net assets applicable to shares outstanding                   $8,638,855,140
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,996,643,517
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  741,629,951
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  335,967,099
____________________________________________________________________________
============================================================================
Cash Management Class                                         $1,925,706,328
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  189,053,478
____________________________________________________________________________
============================================================================
Resource Class                                                $  449,854,767
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,995,956,657
____________________________________________________________________________
============================================================================
Private Investment Class                                         741,531,857
____________________________________________________________________________
============================================================================
Personal Investment Class                                        335,903,583
____________________________________________________________________________
============================================================================
Cash Management                                                1,925,461,689
____________________________________________________________________________
============================================================================
Reserve Class                                                    189,027,509
____________________________________________________________________________
============================================================================
Resource Class                                                   449,776,346
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
 each class                                                   $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2002
(Unaudited)

INVESTMENT INCOME:

Interest                                              $93,416,270
==================================================================

EXPENSES:

Advisory fees                                           3,378,271
------------------------------------------------------------------
Administrative services fees                              268,830
------------------------------------------------------------------
Custodian fees                                            127,164
------------------------------------------------------------------
Distribution fees:
 Private Investment Class                               1,813,751
------------------------------------------------------------------
 Personal Investment Class                              1,212,992
------------------------------------------------------------------
 Cash Management Class                                    837,376
------------------------------------------------------------------
 Reserve Class                                            997,886
------------------------------------------------------------------
 Resource Class                                           420,635
------------------------------------------------------------------
Transfer agent fees                                       679,781
------------------------------------------------------------------
Trustees' fees                                             18,317
------------------------------------------------------------------
Other                                                     338,372
==================================================================
  Total expenses                                       10,093,375
==================================================================
Less: Fees waived                                      (2,570,626)
==================================================================
  Net expenses                                          7,522,749
==================================================================
Net investment income                                  85,893,521
==================================================================
Net realized gain from investment securities              628,053
==================================================================
Net increase in net assets resulting from operations  $86,521,574
__________________________________________________________________
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2002 and the year ended August 31, 2001 (Unaudited)

                                               FEBRUARY 28,     AUGUST 31,
                                                   2002            2001
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $   85,893,521  $  285,880,547
-----------------------------------------------------------------------------
 Net realized gain from investment securities        628,053         109,904
=============================================================================
  Net increase in net assets resulting from
   operations                                     86,521,574     285,990,451
=============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                             (50,680,516)   (160,940,013)
-----------------------------------------------------------------------------
 Private Investment Class                         (7,358,797)    (28,769,606)
-----------------------------------------------------------------------------
 Personal Investment Class                        (2,987,807)    (14,038,837)
-----------------------------------------------------------------------------
 Cash Management Class                           (18,689,036)    (51,040,115)
-----------------------------------------------------------------------------
 Reserve Class                                    (1,569,886)     (6,902,629)
-----------------------------------------------------------------------------
 Resource Class                                   (4,607,479)    (24,189,347)
-----------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                           1,213,712,204     777,077,429
-----------------------------------------------------------------------------
 Private Investment Class                        133,554,446      (8,979,944)
-----------------------------------------------------------------------------
 Personal Investment Class                        28,100,005      22,146,723
-----------------------------------------------------------------------------
 Cash Management Class                           770,187,815     374,930,259
-----------------------------------------------------------------------------
 Reserve Class                                   (23,781,369)     71,929,011
-----------------------------------------------------------------------------
 Resource Class                                   80,616,115      64,059,857
=============================================================================
  Net increase in net assets                   2,203,017,269   1,301,273,239
=============================================================================

NET ASSETS:

Beginning of period                            6,435,837,871   5,134,564,632
=============================================================================
End of period                                 $8,638,855,140  $6,435,837,871
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $8,637,657,641  $6,435,268,425
-----------------------------------------------------------------------------
Undistributed net realized gain from
 investment securities                             1,197,499         569,446
=============================================================================
                                              $8,638,855,140  $6,435,837,871
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2002
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2002, AIM waived fees of $989,616.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2002, AIM was paid $268,830 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2002, AFS was paid $645,513 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash

Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended February 28, 2002, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $1,088,251, $808,661, $669,901, $798,309 and $336,508, respectively, as compensation under the Plan and FMC waived fees of $1,581,010.
 Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.
 During the six months ended February 28, 2002, the Fund paid legal fees of $12,357 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the six months ended February 28, 2002 and the year ended August 31, 2001 were as follows:

                                SIX MONTHS ENDED                      YEAR ENDED
                               FEBRUARY 28, 2002                    AUGUST 31, 2001
                        ---------------------------------  ----------------------------------
                            SHARES            AMOUNT            SHARES            AMOUNT
                        ---------------  ----------------  ----------------  ----------------
Sold:
  Institutional Class    13,661,784,573  $ 13,661,784,573    16,003,970,155  $ 16,003,970,155
----------------------------------------------------------------------------------------------
  Private Investment
   Class                  2,586,718,294     2,586,718,294     3,637,804,370     3,637,804,370
----------------------------------------------------------------------------------------------
  Personal Investment
   Class                  1,565,817,534     1,565,817,534     3,015,793,507     3,015,793,507
----------------------------------------------------------------------------------------------
  Cash Management Class   6,190,052,883     6,190,052,883     7,581,436,052     7,581,436,052
----------------------------------------------------------------------------------------------
  Reserve Class             649,851,740       649,851,740     1,128,367,787     1,128,367,787
----------------------------------------------------------------------------------------------
  Resource Class          1,646,093,773     1,646,093,773     4,652,045,566     4,652,045,566
----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         9,385,714         9,385,714        35,803,157        35,803,157
----------------------------------------------------------------------------------------------
  Private Investment
   Class                      1,877,498         1,877,498         6,878,400         6,878,400
----------------------------------------------------------------------------------------------
  Personal Investment
   Class                      3,101,940         3,101,940        12,258,350        12,258,350
----------------------------------------------------------------------------------------------
  Cash Management Class       4,282,009         4,282,009        12,468,199        12,468,199
----------------------------------------------------------------------------------------------
  Reserve Class               1,573,809         1,573,809         6,881,920         6,881,920
----------------------------------------------------------------------------------------------
  Resource Class              3,615,745         3,615,745        18,406,248        18,406,248
----------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (12,457,458,083)  (12,457,458,083)  (15,262,695,883)  (15,262,695,883)
----------------------------------------------------------------------------------------------
  Private Investment
   Class                 (2,455,041,346)   (2,455,041,346)   (3,653,662,714)   (3,653,662,714)
----------------------------------------------------------------------------------------------
  Personal Investment
   Class                 (1,540,819,469)   (1,540,819,469)   (3,005,905,134)   (3,005,905,134)
----------------------------------------------------------------------------------------------
  Cash Management Class  (5,424,147,077)   (5,424,147,077)   (7,218,973,992)   (7,218,973,992)
----------------------------------------------------------------------------------------------
  Reserve Class            (675,206,918)     (675,206,918)   (1,063,320,696)   (1,063,320,696)
----------------------------------------------------------------------------------------------
  Resource Class         (1,569,093,403)   (1,569,093,403)   (4,606,391,957)   (4,606,391,957)
==============================================================================================
                          2,202,389,216  $  2,202,389,216     1,301,163,335  $  1,301,163,335
______________________________________________________________________________________________
==============================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                 RESERVE CLASS
                         -----------------------------------------------------------------
                          SIX MONTHS       YEAR ENDED          JANUARY 4, 1999
                            ENDED          AUGUST 31,       (DATE SALES COMMENCED)
                         FEBRUARY 28,   ------------------      TO AUGUST 31,
                             2002         2001      2000             1999
                         ------------   --------  --------  ----------------------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00         $   1.00
------------------------------------------------------------------------------------------
Net investment income          0.01         0.04      0.05             0.03
------------------------------------------------------------------------------------------
Less dividends from net
 investment income            (0.01)       (0.04)    (0.05)           (0.03)
==========================================================================================
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00         $   1.00
__________________________________________________________________________________________
==========================================================================================
Total return(a)                0.78%        4.53%     4.99%            2.63%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of
 period (000s omitted)     $189,053     $212,818  $140,886         $119,976
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to
 average net assets:
  With fee waivers             0.90%(b)     0.90%     0.90%            0.89%(c)
------------------------------------------------------------------------------------------
  Without fee waivers          1.13%(b)     1.10%     1.10%            1.09%(c)
__________________________________________________________________________________________
==========================================================================================
Ratio of net investment
 income to average net
 assets                        1.53%(b)     4.32%     4.86%            2.09%(c)
__________________________________________________________________________________________
==========================================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $201,231,107.
(c) Annualized.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio (the "Fund"), a portfolio of Short-Term Investments Trust, a Delaware business trust (the "Trust"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                            VOTES     WITHHELD/
     MATTER                                  VOTES FOR     AGAINST   ABSTENTIONS
     ------                                  ---------     -------   -----------
 (1) Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc. ....................   3,233,458,872  557,021,577  1,507,437

                             TRUSTEES
Frank S. Bayley                                      Robert H. Graham
Bruce L. Crockett                                  Prema Mathai-Davis        Short-Term
Albert R. Dowden                                     Lewis F. Pennock        Investments Trust
Edward K. Dunn, Jr.                                   Ruth H. Quigley        (STIT)
Jack M. Fields                                         Louis S. Sklar
Carl Frischling

                             OFFICERS

Robert H. Graham                                 Chairman & President
Gary T. Crum                                       Sr. Vice President
Carol F. Relihan                       Sr. Vice President & Secretary
Dana R. Sutton                             Vice President & Treasurer
Melville B. Cox                                        Vice President        Treasury
Karen Dunn Kelley                                      Vice President        Portfolio
                                                                             -------------------------------------------------
As of December 31, 2001                                                      Reserve                                    SEMI-
                                                                             Class                                      ANNUAL
                        INVESTMENT ADVISOR                                                                              REPORT
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173                                                                 FEBRUARY 28, 2002

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO TRUSTEES
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

TRE-SAR-6